REGULATORY MATTERS	12 Months Ended
Jun. 30, 2017
REGULATORY MATTERS [Abstract]
REGULATORY MATTERS

20.	REGULATORY MATTERS

Cash and Due From Banks

The Federal Reserve requires the Savings Bank to maintain certain reserve balances. The required reserves are computed by applying prescribed ratios to the Savings Bank’s average deposit transaction account balances. As of June 30, 2017 and 2016, the Savings Bank had required reserves of $761 thousand and $719 thousand, respectively. The required reserves are held in the form of vault cash and an interest-bearing depository balance maintained directly with the Federal Reserve.

Loans

Federal law prohibits the Company from borrowing from the Savings Bank unless the loans are secured by specific obligations. Further, such secured loans are limited in amount to 10 percent of the Savings Bank’s capital surplus.

Dividend Restrictions

The Savings Bank is subject to the Pennsylvania Banking Code, which restricts the availability of surplus for dividend purposes. At June 30, 2017, surplus funds of $3.4 million were not available for dividends from the Savings Bank to the Company.